MEZZANINE EQUITY - CONVERTIBLE PREFERRED SHARES (Details) - Series I Convertible Preferred Stock [Member] - USD ($)	Mar. 31, 2016	Mar. 31, 2015	Feb. 06, 2014
Shares authorized	500	500	500
Shares outstanding	100	100	100
Par value	$ 0.01	$ 0.01	$ 0.01
Stated value	$ 100,000	$ 100,000	$ 100,000
Conversion Price	$ 0.07	$ 0.07	$ 0.07
Common shares to be issued upon redemption	142,857,143	142,857,143
Closing price on valuation date	$ 0.31	$ 0.245
Carrying value of convertible preferred mezzanine equity	$ 44,285,714	$ 35,000,000